Loans Receivable Held for Sale (Q3) (Tables)	9 Months Ended
Sep. 30, 2020
Loans Receivable Held for Sale [Abstract]
Loans Receivable Held for Sale
Loans receivable held for sale were as follows as of the dates indicated:

	September 30, 2020	December 31, 2019
	(In thousands)
Gross loans receivable before deferred loan origination costs	$40,503	$-
Net deferred loan origination costs	150	-
Loans receivable held for sale, net	$40,653	$-